SHARE-BASED COMPENSATION (Summary of Share Option Activities) (Details) (Share Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employees [Member]
Number of Shares
Outstanding, beginning balance (in shares)	27,390,791	23,823,411	23,695,602
Options granted (in shares)	62,500	8,077,000	3,535,450
Options exercised (in shares)	(1,725,295)	(3,137,500)	(1,943,515)
Options forfeited or cancelled (in shares)	(2,124,020)	(1,372,120)	(1,464,126)
Outstanding, ending balance (in shares)	23,603,976	27,390,791	23,823,411	23,695,602
Vested and exercisable, ending balance (in shares)	16,777,799	11,585,914	9,143,752
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 1.20	$ 1.04	$ 0.92
Options granted (in US dollars per share)	$ 1.31	$ 1.45	$ 1.35
Options exercised (in US dollars per share)	$ 0.39	$ 0.71	$ 0.28
Options forfeited or cancelled (in US dollars per share)	$ 1.71	$ 1.06	$ 0.90
Outstanding, ending balance (in US dollars per share)	$ 1.21	$ 1.20	$ 1.04	$ 0.92
Vested and exercisable, ending balance (in US dollars per share)	$ 1.14	$ 0.98	$ 0.85
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	6 years 9 months 7 days	7 years 9 months 18 days	8 years 2 months 19 days	8 years 10 months 17 days
Outstanding, ending balance (in years)	6 years 9 months 7 days	7 years 9 months 18 days	8 years 2 months 19 days	8 years 10 months 17 days
Vested and exercisable, ending balance (in years)	6 years 6 months 7 days	6 years 11 months 26 days	7 years 8 months 8 days
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 47,769	$ 4,077	$ 3,194
Outstanding, ending balance		47,769	4,077	3,194
Vested and exercisable, ending balance		22,746	3,275
Non-Employees [Member]
Number of Shares
Outstanding, beginning balance (in shares)	2,968,750	2,787,500	2,337,500
Options granted (in shares)		975,000	450,000
Options exercised (in shares)	(1,250,000)	(322,910)
Options forfeited or cancelled (in shares)		(470,840)
Outstanding, ending balance (in shares)	1,718,750	2,968,750	2,787,500	2,337,500
Vested and exercisable, ending balance (in shares)	990,104	1,570,833	1,584,375
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 1.04	$ 1.00	$ 0.93
Options granted (in US dollars per share)		$ 1.18	$ 1.35
Options exercised (in US dollars per share)	$ 0.96	$ 0.95
Options forfeited or cancelled (in US dollars per share)		$ 1.16
Outstanding, ending balance (in US dollars per share)	$ 1.10	$ 1.04	$ 1.00	$ 0.93
Vested and exercisable, ending balance (in US dollars per share)	$ 1.08	$ 0.98	$ 0.99
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	7 years 5 months 19 days	8 years 3 months 18 days	9 years 4 days	9 years 11 months 1 day
Outstanding, ending balance (in years)	7 years 5 months 19 days	8 years 3 months 18 days	9 years 4 days	9 years 11 months 1 day
Vested and exercisable, ending balance (in years)	7 years 4 months 24 days	8 years 25 days	8 years 11 months 19 days
Aggregate Intrinsic Value
Outstanding, beginning balance	5,639	577	283
Outstanding, ending balance		5,639	577	283
Vested and exercisable, ending balance		$ 3,079	$ 348